Prepayment and Other Assets - Schedule of Prepayments, Other Current Assets and Non-Current Assets (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepayments, Other Current Assets and Non-Current Assets [Abstract]
Recoverable value-added taxes	[1]		$ 26,477
Prepayment		682,372	41,863
Others		122,898	490
Prepayments and other current assets		805,270	68,830
Prepayment		600,000
Non-current assets		$ 600,000

[1]	Recoverable value-added taxes represent the balances that the Company can utilize to deduct its value-added tax liabilities within the next 12 months.